Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	$1,877,357	$879,171	$1,414,234	$180,712
Total current	1,877,357	879,171	1,414,234	180,712

Deferred:
Hong Kong	(165,727)	(17,326)	65,745	8,401
Total deferred	(165,727)	(17,326)	65,745	8,401
Total provision for income taxes	$1,711,630	$861,845	$1,479,979	$189,113

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:
	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Income before income tax	$11,927,837	$6,889,496	$6,742,758	$861,594
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,974,374	1,141,247	1,112,555	142,163
Preferential rate	(165,000)	(165,000)	(165,000)	(21,084)
Impact of foreign rate differential	-	-	65,702	8,396
Non-taxable items in Hong Kong	(4,599)	(40,216)	(24,415)	(3,120)
Non-deductible items in Hong Kong	-	305,519	201,627	25,764
Prior years’ adjustments	(83,145	(374,705)	292,510	37,377
Tax credit	(10,000)	(5,000)	(3,000)	(383)
Total income tax expense	$1,711,630	$861,845	$1,479,979	$189,113
Effective tax rate	14.4%	12.5%	21.9%	21.9%

Schedule of Deferred Tax	Significant components of deferred tax were as follows:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$64,989	$157	$20
Depreciation	16,809	15,896	2,031
Total deferred tax assets	81,798	16,053	2,051

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax (liabilities) assets, net	$81,798	$16,053	$2,051